Debt - Narrative (Details) - USD ($)				3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 10, 2018	Nov. 15, 2016	Dec. 08, 2015	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2020	Nov. 13, 2019
Debt Instrument [Line Items]
Total debt							$ 407,188,000	$ 358,500,000	$ 232,625,000
Loss on debt extinguishment								1,141,000	0	$ 0
New Credit Facility
Debt Instrument [Line Items]
Remaining availability							$ 49,500,000	$ 106,500,000
Ratio of consolidated net debt to EBITDA (no greater than)							4.50	4.50
Ratio of consolidated EBITDA to fixed charges (no less than)							1.20	1.20
Debt issuance costs								$ 8,800,000
New Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							2.25%	2.25%
New Credit Facility | Alternative Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate							1.25%	1.25%
New Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 100,000,000.0
Total debt							$ 50,500,000	$ 58,500,000	0
Weighted average interest rate							3.30%	4.45%
New Credit Facility | Revolving Credit Facility | Federal Funds Effective Rate
Debt Instrument [Line Items]
Basis spread on variable rate							0.50%	0.50%
New Credit Facility | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							1.00%	1.00%
New Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity												10,000,000.0
New Credit Facility | Swing Line Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												10,000,000.0
New Credit Facility | Term Loan
Debt Instrument [Line Items]
Face amount												240,000,000.0
Total debt							$ 234,000,000	$ 240,000,000	0
Additional term loan repayment rate							5.00%	5.00%
New Credit Facility | Additional Term Loan Facility
Debt Instrument [Line Items]
Face amount												$ 125,000,000.0
New Credit Facility | Delayed Draw Term Loan (DDTL)
Debt Instrument [Line Items]
Total debt							$ 122,688,000	$ 60,000,000	$ 0		$ 65,000,000
Prior Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000,000	$ 210,000,000
Unused line fee	0.25%	0.30%
Weighted average interest rate									4.60%
Loss on debt extinguishment								1,100,000
Prior Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	1.70%	1.95%	2.00%
Prior Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%	3.00%	3.25%
Prior Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 85,000,000	$ 55,000,000	$ 35,000,000					85,000,000.0
Total debt								0	$ 50,000,000
Borrowing base limitation, percentage of cash outstanding	90.00%
Payments required if balance exceeds credit commitment amount	$ 85,000,000
Prior Credit Facility | Swing Line Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								5,000,000.0
Prior Credit Facility | Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity	125,000,000	90,000,000
Face amount			50,000,000
Total debt								0	115,625,000
Prior Credit Facility | Term Loan | Forecast
Debt Instrument [Line Items]
Future quarterly payment				$ 4,687,500	$ 3,906,250	$ 3,125,000
Prior Credit Facility | Additional Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								125,000,000.0
Prior Credit Facility | Contract draw loan
Debt Instrument [Line Items]
Maximum borrowing capacity								170,000,000.0
Face amount	$ 90,000,000	$ 65,000,000	$ 40,000,000
Total debt								$ 0	$ 67,000,000